Consolidated Statements of Changes in Equity - EUR (€) € in Millions	Total	IFRS 9 and IFRS 15 [member]	Share capital [member]	Additional paid-in capital [member]	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member] IFRS 9 and IFRS 15 [member]	Reserve for hedging instruments [member]	Reserve for exchange differences on translating foreign operations [member]	Reserve for remeasurements of employee defined benefit plans (IAS 19) [member]	Share of other comprehensive income (loss) of associates and joint ventures accounted for using the equity method [member]	Sundry reserves and retained earnings (accumulated losses), including profit (loss) for the year [member]	Sundry reserves and retained earnings (accumulated losses), including profit (loss) for the year [member] IFRS 9 and IFRS 15 [member]	Equity attributable to owners of the parent [member]	Equity attributable to owners of the parent [member] IFRS 9 and IFRS 15 [member]	Non-controlling interests [member]	Non-controlling interests [member] IFRS 9 and IFRS 15 [member]	Reserve for available-for-sale financial assets [member]
Beginning Balance at Dec. 31, 2015	€ 21,249		€ 10,650	€ 1,731			€ (249)	€ (1,413)	€ (87)		€ 6,890		€ 17,554		€ 3,695		€ 32
Dividends approved	(204)										(166)		(166)		(38)
Total comprehensive income (loss) for the period	2,801						(302)	1,047	(26)		1,808		2,534		267		7
Disposal of the Sofora-Telecom Argentina group	(1,582)														(1,582)
Conversion of the Guaranteed Subordinated Mandatory Convertible Bonds due 2016	1,300		937	363									1,300
Grant of equity instruments	1										1		1
Other changes	(12)										(16)		(16)		4
Ending balance at Dec. 31, 2016	23,553		11,587	2,094			(551)	(366)	(113)	€ (113)	8,517		21,207		2,346		39
Dividends approved	(230)										(166)		(166)		(64)
Total comprehensive income (loss) for the period	457						(31)	(575)		9	1,121		527		(70)		3
Grant of equity instruments	(6)										(6)		(6)
Other changes	9							(14)			9		(5)		14
Ending balance (Adjustment [member]) at Dec. 31, 2017	23,695		11,587	2,094	€ 51		(582)	(955)	(104)		9,383		21,474		2,221
Ending balance at Dec. 31, 2017	23,783		11,587	2,094	42		(582)	(955)	(104)	€ (104)	9,475		21,557		2,226		€ 42
Adoption of IFRS 15 and IFRS 9		€ (88)				€ 9						€ (92)		€ (83)		€ (5)
Dividends approved	(281)										(166)		(166)		(115)
Total comprehensive income (loss) for the period	(1,694)				(21)		19	(385)	14		(1,411)		(1,784)		90
Grant of equity instruments	2										2		2
Other changes	25										2		2		23
Ending balance at Dec. 31, 2018	€ 21,747		€ 11,587	€ 2,094	€ 30		€ (563)	€ (1,340)	€ (90)		€ 7,810		€ 19,528		€ 2,219